Property, Plant and Equipment, Net - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Oct. 01, 2023 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Sep. 20, 2021 CAD ($)	Sep. 20, 2021 USD ($)	Mar. 29, 2019 USD ($)	Nov. 30, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value		$ 53.5		$ 37.7
Purchase of property plant and equipment		490.1	$ 493.4	371.1	$ 371.1
Acquisitions of property plant and equipment		439.9		333.3
Depreciation, property, plant and equipment		118.8		95.2
Increase decrease depreciation property plant and equipment		12.5
Plate Mill Modernization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions in property plant and equipment		131.4
Construction in progress		59.3		33.1
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Quarterly impact on depreciation property plant and equipment	$ 6.1
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Quarterly impact on depreciation property plant and equipment	$ 6.4
Electric Arc Furnace [Member] | Plate Mill Modernization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions in property plant and equipment		0.0		41.4
Government Funding Agreements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction								$ 30.0	$ 120.0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments for construction in progress		204.4		188.7
Inventories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment		13.9		9.7
Property Under Construction For EAF [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value		51.7		37.6
Purchase of property plant and equipment		$ 206.0		$ 215.7
CANADA | Electric Arc Furnace [Member] | Canada Infrastructure Bank Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings						$ 200.0
CANADA | Electric Arc Furnace [Member] | Strategic Innovation Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings						220.0
CANADA | Government Funding Agreements [Member] | Electric Arc Furnace [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings						$ 420.0	$ 420.0